1933 Act File No. 33-63621
                                                   1940 Act File No. 811-7369


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  -----

Post-Effective Amendment No.   7  ..........................        X
                             -----                                -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No.   8  .........................................        X
              -----                                               -----

                                    FTI FUNDS

                  (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                  John W. McGonigle, Esq., Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

_ immediately upon filing pursuant to paragraph (b) X_ on MARCH 31, 2000 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i) _ 75 days after filing pursuant to paragraph
(a)(ii) on ______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:

John N. Ake, Esquire
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street
51st Floor
Philadelphia, PA 19103-7599

                                          09/09/99

[LOGO]

FTI FUNDS

PROSPECTUS
March 31, 2000

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
                                                                           [BOX]

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FTI FUNDS

TABLE OF CONTENTS

Summary of Fund Goals, Strategies, Performance
  and Risk                                           2

   Fees and Expenses of the Funds                      14

Investment Strategies for the Funds                 23

Investment Securities and Techniques Used by the
Funds                                               27

Principal Securities in which the Funds Invest      30

Principal Investment Risks of the Funds             35

What Shares Cost                                    40

Share Purchases                                     41

How the Funds are Distributed/Sold                  43

Redemptions and Exchanges                           44

Account and Share Information                       47

Management of the Funds                             49

Financial Information                               54

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

[BOX]
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PROSPECTUS

   March 31, 2000

[BOX]

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[SIDE NOTE]
MUTUAL FUND--
A registered investment company that offers an affordable, diversified and professionally managed way for people to invest in the financial marketplace. A mutual fund pools the money of its shareholders to invest in a "mix" of securities, called a portfolio, that pursues a specific objective. The money earned from the portfolio of investments is distributed back to shareholders as dividends, or, if any securities are sold at a profit, as capital gains. Shareholders can reinvest their earnings to purchase additional shares of the fund, or receive their earnings in cash.

[END SIDE NOTE]

SUMMARY OF FUND GOALS, STRATEGIES,
PERFORMANCE AND RISK

   FTI Funds offer investors a range of investment opportunities.

FTI MUNICIPAL BOND FUND
(Municipal Bond Fund)

GOAL: The Fund's goal is total return with emphasis on income.

STRATEGY: To seek its goal, the Fund invests in high quality municipal securities of intermediate duration and fixed income securities so that at least 80% of its annual interest income is exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The Fund may invest in obligations subject to alternative minimum tax without limit. Under normal market conditions, at least 80% of the Fund's assets are invested in investment grade securities or unrated securities deemed by the Adviser to be of comparable quality to investment grade securities. No more than 20% of the assets may be invested in securities rated as low as B. In selecting securities for the Fund, the Adviser assesses the impact of anticipated interest rates and market risks. The Adviser actively allocates securities among market sectors.

FTI BOND FUND
(Bond Fund)

GOAL: The Fund's goal is total return with emphasis on income.

   STRATEGY: To seek its goal, the Fund invests in fixed income securities so that, under normal market conditions, at least 80% of its assets are invested in investment grade securities or unrated securities deemed by the Adviser to be of comparable quality to investment grade securities. In selecting securities for the Fund, the Adviser evaluates the impact of economic and political trends and market risks. Up to 30% of the assets may be invested in securities of foreign issuers, provided that the securities are denominated in U.S. dollars. In order to control risks, the Adviser manages domestic bond and foreign markets as distinct asset classes. The securities in which the Fund invests may be of any maturity, but under normal market conditions the Fund's duration is within one and a half years of the Lehman Brothers Aggregate Bond Index, which is currently about five years.

                                                                           [BOX]

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[SIDE NOTE]
RISK--

The chance that the value of an investment could decline or that income from the investment could be different than expected. There are several types of risk that vary according to the type of investment.

[END SIDE NOTE]
[PHOTO]
FTI LARGE CAPITALIZATION GROWTH FUND
(Large Capitalization Growth Fund)

GOAL: The Fund's goal is long-term growth of principal.

   STRATEGY: To seek its goal, the Fund invests in equity securities of companies with market capitalizations in excess of $5 billion at the time of purchase that the Adviser believes are of above-average financial quality and offer the prospect for above-average growth of earnings, cash flow or assets relative to the companies that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). In selecting securities for the Fund, the Adviser considers earnings growth, relative valuation measures and quality of company
management.     FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND (Large
Capitalization Growth and Income Fund) GOAL: The Fund's goal is long-term growth of principal and income.

   STRATEGY: To seek its goal, the Fund invests substantially all of its assets in dividend-paying equity securities of companies with market capitalizations in excess of $5 billion at the time of purchase that the Adviser believes will approximate the dividend yield of the companies that comprise the S&P 500, while attempting to keep taxable capital gains distributions relatively low. In selecting securities for the Fund, the Adviser uses methods very similar to those described above for Large Capitalization Growth Fund. However, for the Fund, the Adviser focuses on a company's securities' dividend paying prospects in an effort to generate income.

A TAX-SENSITIVE APPROACH TO INVESTING: In pursuing its goal, the Fund will be managed in an attempt to keep its distributions of capital gains relatively low. For example, it will generally buy securities that it intends to hold for a number of years and avoid short-term trading. In deciding which securities to sell, the Adviser will consider their capital gain or loss situation, and may attempt to offset capital gains by timing its sales of securities that have gone down in value. Also, the Adviser will consider selling any security that has not met growth expectations, in which case the capital gain, if any, would be relatively small. Successful application of this strategy may result in shareholders incurring relatively larger amounts of capital gains when they ultimately sell their shares.

[BOX]
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FTI SMALL CAPITALIZATION EQUITY FUND
(Small Capitalization Equity Fund)

GOAL: The Fund's goal is to provide growth of principal.

   STRATEGY: To seek its goal, the Fund invests in the common stock of companies with market capitalizations below $1.5 billion at the time of purchase that the Adviser believes are undervalued in the marketplace or have earnings that might be expected to grow faster than the U.S. economy in general. In selecting securities for the Fund, the Adviser focuses on companies with unique franchise opportunities and companies that have high barriers of entry to competitors, strong balance sheets and cash flows and superior management.

FTI INTERNATIONAL EQUITY FUND
(International Equity Fund)

GOAL: The Fund's goal is to provide growth of principal.

   STRATEGY: To seek its goal, the Fund invests in the equity and debt obligations of issuers in at least three countries outside the United States so that at least 65% of its assets are invested in securities denominated in foreign currencies and at least 65% of its assets are invested in equity securities. Under normal market conditions, the Adviser invests substantially all of the Fund's assets in equity securities either denominated in foreign currencies or issued by issuers located in at least three countries outside of the United States. In evaluating regions in which to invest, the Adviser considers a variety of investment factors including macroeconomic data and local market characteristics to orient the portfolio towards those areas determined to have the best growth prospects. In selecting securities for the Fund, the Adviser considers earnings growth potential, relative valuation measures and quality of company management.

 4
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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[BOX]

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INVESTMENT RISKS OF THE FUNDS

   In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to mutual funds. For example, a Fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed


RISKS RELATED TO                  MUNICIPAL
FIXED INCOME SECURITIES:            BOND                   BOND
Interest Rate                         X                      X
Credit                                X                      X
Call                                  X                      X
Prepayment                            X                      X
Liquidity                             X                      X
Sector                                X                      X
Non-Investment Grade
Securities                            X                      X
Complicated CMOs                                             X
Foreign Investing                                            X
Tax Risks                             X
RISKS RELATED TO EQUITY SECURITIES:
Stock Market
Sector
Liquidity

Investing for Growth
Company Size
Currency
Foreign Investing


                                                                           [BOX]

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by any bank and are not insured or guaranteed by the U.S. government, the
Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in any one or all of the Funds does not necessarily constitute a balanced investment program for any one investor.


                                             LARGE CAP
RISKS RELATED TO            LARGE CAP       GROWTH AND        SMALL CAP
INTERNATIONAL
FIXED INCOME SECURITIES:     GROWTH           INCOME           EQUITY           EQUITY
Interest Rate
Credit
Call
Prepayment
Liquidity
Sector
Non-Investment Grade
Securities
Complicated CMOs
Foreign Investing
Tax Risks
RISKS RELATED TO EQUITY SECURITIES:
Stock Market                    X                X                X                X
Sector                          X                X                X                X
Liquidity                       X                X                X                X
Investing for Growth            X                X                X                X
Company Size                                                      X
Currency                                                                           X
Foreign Investing                                                                  X

For an explanation of risks related to equity securities and fixed income securities, see "Principal Investment Risks of the Funds" which begins on Page 35.

[BOX]

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   FTI MUNICIPAL BOND FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total return of FTI Municipal Bond Fund as of the calendar year- end for each of one year.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 5% up to 10%. The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the 1999 calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year
1999 is stated directly at the top of the bar. The percentage noted is: -1.03%.


The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 0.37% (quarter ended March 31, 1999). Its lowest quarterly return was -1.75% (quarter ended June 30, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond 7-Year Index (LBMBI), which is a broad-based market index. The LBMBI is comprised of municipal bonds with a minimum credit rating of at least Baa and a maturity range of 4-6 years. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

--------------------------------------------------------
CALENDAR PERIOD                            FUND   LBMBI
--------------------------------------------------------
1 Year                                    -1.03%  -0.14%
--------------------------------------------------------
Start of Performance (1)                  -0.89%   0.48%
--------------------------------------------------------

  1  The Fund's start of performance date was December 11, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

                                                                           [BOX]

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FTI BOND FUND

RISK/RETURN BAR CHART AND TABLE


The graphic presentation displayed here consists of a bar chart representing the annual total return of FTI Bond Fund as of the calendar year- end for each of one year.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 5% up to 10%. The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the 1999 calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year
1999 is stated directly at the top of the bar. The percentage noted is: -0.29%.


The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 0.44% (quarter ended March 31, 1999). Its lowest quarterly return was -1.17% (quarter ended June 30, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), which is a broad-based market index. The LBABI measures the captial price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

------------------------------------------------------
CALENDAR PERIOD                           FUND   LBABI
------------------------------------------------------
1 Year                                    -0.29% -0.82%
------------------------------------------------------
Start of Performance (1)                  -0.06% -0.04%
------------------------------------------------------

  1  The Fund's start of performance date was December 11, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

[BOX]

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FTI LARGE CAPITALIZATION GROWTH FUND

RISK/RETURN BAR CHART AND TABLE


The graphic presentation displayed here consists of a bar chart representing the annual total return of FTI Large Capitalization Growth Fund as of the calendar year-end for each of one year.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 50%. The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the 1999 calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year
1999 is stated directly at the top of the bar. The percentage noted is: 20.92%.


The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 18.34% (quarter ended December 31, 1999). Its lowest quarterly return was -2.88% (quarter ended September 30, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the S&P 500, which is a broad-based market index. The S&P 500 is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

--------------------------------------------------------
CALENDAR PERIOD                           FUND   S&P 500
--------------------------------------------------------
1 Year                                    20.92% 21.05%
--------------------------------------------------------
Start of Performance (1)                  26.23% 21.17%
--------------------------------------------------------

  1  The Fund's start of performance date was December 11, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

                                                                           [BOX]

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FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND

RISK/RETURN BAR CHART AND TABLE


The graphic presentation displayed here consists of a bar chart representing the annual total return of FTI Large Capitalization Growth and Income Fund as of the calendar year-end for each of one year.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the 1999 calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year
1999 is stated directly at the top of the bar. The percentage noted is: 8.42%.


The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 7.64% (quarter ended June 30, 1999). Its lowest quarterly return was -4.84% (quarter ended September 30, 1999).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the S&P 500, which is a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

--------------------------------------------------------
CALENDAR PERIOD                           FUND   S&P 500
--------------------------------------------------------
1 Year                                     8.42% 21.05%
--------------------------------------------------------
Start of Performance (1)                  14.99% 21.17%
--------------------------------------------------------

  1  The Fund's start of performance date was December 11, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

[BOX]
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FTI SMALL CAPITALIZATION EQUITY FUND

RISK/RETURN BAR CHART AND TABLE


The graphic presentation displayed here consists of a bar chart representing the annual total return of FTI Small Capitalization Equity Fund as of the calendar year-end for each of 4 years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 80%. The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999. The percentages noted are: 23.40%, 17.80%, 3.03% and 69.30%, respectively.


The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 40.92% (quarter ended December 31, 1999). Its lowest quarterly return was -21.53% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Russell 2000 Growth Index (RUS2), which is a broad-based market index. The RUS2 measures the performance of small cap companies with higher price-to-book ratios and higher forecasted growth values. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

--------------------------------------------------------
CALENDAR PERIOD                            FUND    RUS2
--------------------------------------------------------
1 Year                                     69.30% 21.26%
--------------------------------------------------------
Start of Performance (1)                   25.99% 14.20%
--------------------------------------------------------

  1  The Fund's start of performance date was December 22, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

                                                                           [BOX]

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FTI INTERNATIONAL EQUITY FUND

RISK/RETURN BAR CHART AND TABLE


The graphic presentation displayed here consists of a bar chart representing the annual total return of FTI International Equity Fund as of the calendar year-end for each of 4 years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 50%. The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999. The percentages noted are: 12.79%, 13.34%, 12.86% and 43.81%, respectively.


The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 31.09% (quarter ended December 31, 1999). Its lowest quarterly return was -19.01% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCI EAFE), which is a broad-based market index. The MSCI EAFE is a standard foreign securities index used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. Total returns for the index do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

----------------------------------------------------------
CALENDAR PERIOD                           FUND   MSCI EAFE
----------------------------------------------------------
1 Year                                    43.81% 25.27%
----------------------------------------------------------
Start of Performance (1)                  19.87% 11.70%
----------------------------------------------------------

  1  The Fund's start of performance date was December 22, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

[BOX]

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   FEES AND EXPENSES OF THE FUNDS

FTI MUNICIPAL BOND FUND
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Municipal Bond Fund.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------
        MAXIMUM SALES CHARGE (Load) None Imposed on Purchases (as a percentage of offering price) MAXIMUM DEFERRED SALES CHARGE (Load) None (as a percentage of original purchase

price or redemption proceeds, as applicable)
MAXIMUM SALES CHARGE (Load)                                      None
Imposed on Reinvested Dividends

(and other Distributions) (as a percentage of offering
price)
REDEMPTION FEE (as a percentage                                  None
of amount redeemed, if applicable)
EXCHANGE FEE                                                     None
-----------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (Before Waivers) (1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------
MANAGEMENT FEE (2)                                              0.50%
DISTRIBUTION (12b-1) FEE (3)                                    0.25%
OTHER EXPENSES (4)                                              0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES (before waivers) (5)       1.16%
-----------------------------------------------------------------------

  1 Annual Fund Operating Expenses include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

  Waivers of Fund Expenses                                  0.36%
  Total Annual Fund Operating Expenses (after
  waivers)                                                  0.80%

  2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.42% for the year ended November 30, 1999.

  3 The Fund did not pay or accrue the Distribution (12b-1) Fee during the fiscal year ended November 30, 1999. The Fund has no present intention of paying or accruing the Distribution (12b-1) Fee during the fiscal year ending November 30, 2000.

  4 The Adviser voluntarily waived certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver at any time. The other expenses paid by the Fund (after the voluntary waiver) were 0.38% for the year ended November 30, 1999.

  5 As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.

                                                                           [BOX]

---------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in FTI Municipal Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
----------------------------------------------------------
FTI Municipal Bond Fund         $118  $368   $638   $1,409
----------------------------------------------------------

FTI BOND FUND
FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold
Shares of FTI Bond Fund.

----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------
        MAXIMUM SALES CHARGE (Load) None Imposed on Purchases (as a percentage of offering price) MAXIMUM DEFERRED SALES CHARGE (Load) None (as a percentage of original purchase

price or redemption proceeds, as applicable)
MAXIMUM SALES CHARGE (Load)                                     None
Imposed on Reinvested Dividends

(and other Distributions) (as a percentage of offering
price)
REDEMPTION FEE (as a percentage                                 None
of amount redeemed, if applicable)
EXCHANGE FEE                                                    None
----------------------------------------------------------------------

[BOX]
---------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (Before Waivers) (1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------
MANAGEMENT FEE                                                 0.50%
DISTRIBUTION (12b-1) FEE (2)                                   0.25%
OTHER EXPENSES (3)                                             0.38%
TOTAL ANNUAL FUND OPERATING EXPENSES (before waivers) (4)      1.13%
----------------------------------------------------------------------

  1 Annual Fund Operating Expenses include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor waived certain amounts. This is shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

  Waivers of Fund Expenses                                  0.28%
  Total Annual Fund Operating Expenses (after
  waivers)                                                  0.85%

  2 The Fund did not pay or accrue the Distribution (12b-1) Fee during the fiscal year ended November 30, 1999. The Fund has no present intention of paying or accruing the Distribution (12b-1) Fee during the fiscal year ending November 30, 2000.

  3 The Adviser voluntarily waived certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.35% for the year ended November 30, 1999.

  4 As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.

EXAMPLE

This Example is intended to help you compare the cost of investing in FTI Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
----------------------------------------------------------
FTI Bond Fund                   $115  $359   $622   $1,375
----------------------------------------------------------

                                                                           [BOX]

---------------------------------------------------------

FTI LARGE CAPITALIZATION GROWTH FUND
FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Large Capitalization Growth Fund.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------
        MAXIMUM SALES CHARGE (Load) None Imposed on Purchases (as a percentage of offering price) MAXIMUM DEFERRED SALES CHARGE (Load) None (as a percentage of original purchase

price or redemption proceeds, as applicable)
MAXIMUM SALES CHARGE (Load)                                      None
Imposed on Reinvested Dividends

(and other Distributions) (as a percentage of offering
price)
REDEMPTION FEE (as a percentage                                  None
of amount redeemed, if applicable)
EXCHANGE FEE                                                     None
-----------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
(Before Waivers and Reimbursements) (1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------
MANAGEMENT FEE                                                  0.75%
DISTRIBUTION (12b-1) FEE (2)                                    0.25%
OTHER EXPENSES (3)                                              0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES (before waiver and         1.81%
reimbursements) (4)
-----------------------------------------------------------------------

  1 Annual Fund Operating Expenses include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

  Waivers and Reimbursements of Fund Expenses               0.73%
  Total Annual Fund Operating Expenses (after
  waivers and reimbursements)                               1.08%

  2 The Fund did not pay or accrue the Distribution (12b-1) Fee during the fiscal year ended November 30, 1999. The Fund has no present intention of paying or accruing the Distribution (12b-1) Fee during the fiscal year ending November 30, 2000.

  3 The Adviser voluntarily waived and reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by the Fund (after the voluntary waiver and reimbursement) were 0.33% for the fiscal year ended November 30, 1999.

  4 As noted above in (2) and (3), certain fees are being voluntarily waived, reimbursed, or are not currently being accrued.

[BOX]
---------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in FTI Large Capitalization Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
----------------------------------------------------------
FTI Large Capitalization

Growth Fund                     $184  $569   $980   $2,127
----------------------------------------------------------

FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND
FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Large Capitalization Growth and Income Fund.

----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------
        MAXIMUM SALES CHARGE (Load) None Imposed on Purchases (as a percentage of offering price) MAXIMUM DEFERRED SALES CHARGE (Load) None (as a percentage of original purchase

price or redemption proceeds, as applicable)
MAXIMUM SALES CHARGE (Load)                                     None
Imposed on Reinvested Dividends

(and other Distributions) (as a percentage of offering
price)
REDEMPTION FEE (as a percentage                                 None
of amount redeemed, if applicable)
EXCHANGE FEE                                                    None
----------------------------------------------------------------------

                                                                           [BOX]

---------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (Before Waivers) (1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------
MANAGEMENT FEE                                                 0.75%
DISTRIBUTION (12b-1) FEE (2)                                   0.25%
OTHER EXPENSES (3)                                             0.36%
TOTAL ANNUAL FUND OPERATING EXPENSES (before waivers) (4)      1.36%
----------------------------------------------------------------------

  1 Annual Fund Operating Expenses include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

  Waivers of Fund Expenses                                  0.28%
  Total Annual Fund Operating Expenses (after
  waivers)                                                  1.08%

  2 The Fund did not pay or accrue the Distribution (12b-1) Fee during the fiscal year ended November 30, 1999. The Fund has no present intention of paying or accruing the Distribution (12b-1) Fee during the fiscal year ending November 30, 2000.

  3 The Adviser voluntarily waived certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.33% for the year ended November 30, 1999.

  4 As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.

EXAMPLE

This Example is intended to help you compare the cost of investing in FTI Large Capitalization Growth and Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
----------------------------------------------------------
FTI Large Capitalization

Growth and Income Fund          $138  $431   $745   $1,635
----------------------------------------------------------

[BOX]
---------------------------------------------------------

FTI SMALL CAPITALIZATION EQUITY FUND
FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Small Capitalization Equity Fund.

----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------
        MAXIMUM SALES CHARGE (Load) None Imposed on Purchases (as a percentage of offering price) MAXIMUM DEFERRED SALES CHARGE (Load) None (as a percentage of original purchase

price or redemption proceeds, as applicable)
MAXIMUM SALES CHARGE (Load)                                     None
Imposed on Reinvested Dividends

(and other Distributions) (as a percentage of offering
price)
REDEMPTION FEE (as a percentage                                 None
of amount redeemed, if applicable)
EXCHANGE FEE                                                    None
----------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
(Before Waivers) (1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------
MANAGEMENT FEE                                                 1.00%
DISTRIBUTION (12b-1) FEE (2)                                   0.25%
OTHER EXPENSES                                                 0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES (before waivers) (3)      1.69%
----------------------------------------------------------------------

  1 Annual Fund Operating Expenses include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

  Waivers of Fund Expenses                                  0.25%
  Total Annual Fund Operating Expenses (after
  waivers)                                                  1.44%

  2 The Fund did not pay or accrue the Distribution (12b-1) Fee during the fiscal year ended November 30, 1999. The Fund has no present intention of paying or accruing the Distribution (12b-1) Fee during the fiscal year ending November 30, 2000.

  3 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.

EXAMPLE

This Example is intended to help you compare the cost of investing in FTI Small Capitalization Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a

                                                                           [BOX]

---------------------------------------------------------

5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
----------------------------------------------------------
FTI Small Capitalization

Equity Fund                     $172  $533   $918   $1,998
----------------------------------------------------------

FTI INTERNATIONAL EQUITY FUND
FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI International Equity Fund.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------
        MAXIMUM SALES CHARGE (Load) None Imposed on Purchases (as a percentage of offering price) MAXIMUM DEFERRED SALES CHARGE (Load) None (as a percentage of original purchase

price or redemption proceeds, as applicable)
MAXIMUM SALES CHARGE (Load)                                      None
Imposed on Reinvested Dividends

(and other Distributions) (as a percentage of offering
price)
REDEMPTION FEE (as a percentage                                  None
of amount redeemed, if applicable)
EXCHANGE FEE                                                     None
-----------------------------------------------------------------------

[BOX]
---------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES
(Before Waivers and Reimbursements) (1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------
MANAGEMENT FEE                                                  1.00%
DISTRIBUTION (12b-1) FEE (2)                                    0.25%
OTHER EXPENSES (3)                                              0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES (before waivers and        1.65%
reimbursements) (4)
-----------------------------------------------------------------------

  1 Annual Fund Operating Expenses include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

  Waivers and Reimbursements of Fund Expenses              0.45%
  Total Annual Fund Operating Expenses (after
  waivers and reimbursements)                              1.20%

  2 The Fund did not pay or accrue the Distribution (12b-1) Fee during the fiscal year ended November 30, 1999. The Fund has no present intention of paying or accruing the Distribution (12b-1) Fee during the fiscal year ending November 30, 2000.

  3 The Adviser voluntarily waived and reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by the Fund (after the voluntary waiver and reimbursement) were 0.20% for the fiscal year ended November 30, 1999.

  4 As noted above in (2) and (3), certain fees are being voluntarily waived, reimbursed, or are not currently being accrued.

EXAMPLE

This Example is intended to help you compare the cost of investing in FTI International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
----------------------------------------------------------
FTI International Equity Fund   $168  $520   $897   $1,955
----------------------------------------------------------

                                                                           [BOX]

---------------------------------------------------------
[SIDE NOTE]
The Municipal Bond Fund generally seeks to provide tax-exempt income, whereas the Bond Fund seeks to generate taxable income.

[END SIDE NOTE]
[PHOTO]
INVESTMENT

STRATEGIES

FOR THE FUNDS

MUNICIPAL BOND FUND
   STRATEGY: The Adviser's strategy is to produce tax-exempt income, seek opportunities for capital appreciation and control risks of capital losses. To seek total return, the Adviser invests primarily in high quality securities of intermediate (5-15 years) maturities. To seek capital appreciation, the Adviser uses moderate interest rate anticipation, active sector allocation and disciplined security selection. The Adviser employs a gradual approach when shifting a portfolio's duration. As confirmations of forecasts are received, the Adviser begins a gradual process of lengthening or shortening duration. The Adviser relies on historical data as well as investment research. The focus of the Adviser's research process is identifying and quantifying the risks inherent in specific bond market sectors and securities within those sectors.

To enhance after-tax total return, the Adviser may, from time to time, select taxable securities such as U.S. Treasury securities. The Adviser may purchase Treasury securities as a short-term investment while it seeks other buying opportunities, or to capitalize on a market rally. Treasury securities possess superior performance characteristics and generally outperform municipal securities in an up market.

The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

   As noted, the Fund seeks to produce total return, with emphasis on tax-exempt income. Total return measures the overall change in the value of an investment in the Fund (assuming reinvestment of dividend and capital gain distributions). Two factors make up total return: income produced by the Fund's investments (at least 80% of which will be exempt from federal regular income tax), and the change in value of the Fund's investments (which will be reflected in changes in the value of the Fund's shares). A positive change in value is called capital appreciation. Capital appreciation of securities the Fund continues to hold is known as "unrealized" appreciation and is reflected in an increase in the value of the Fund's shares. When the Fund sells such a security, it "realizes" the capital appreciation (or "capital gains"). The Fund must distribute capital gains (which are taxable) to shareholders. When the Fund makes distributions, its share price will decline by the amount of the per share distribution.

[BOX]
---------------------------------------------------------

BOND FUND

STRATEGY: The Adviser's strategy is to produce income, seek opportunities for capital appreciation and control risks of capital losses. To seek capital appreciation, the Adviser evaluates economic and political trends to assess the expected distribution of returns. As a general matter, the Fund's investments are expected to produce income in the form of interest payments to the Fund. As investment strategies are implemented, the Adviser's forecasts are continually reviewed to confirm investment views. The Adviser reviews forecast returns to determine preferred markets. The Adviser actively manages sector allocation, duration targets and issue selection.

   The average credit quality of the portfolio is a minimum of AA. No more than 20% of the assets may be invested in securities rated as low as B. Under normal market conditions, the Fund's duration is within one and one-half years of the Lehman Brothers Aggregate Bond Index, which is currently about five years. Lehman Brothers Aggregate Bond Index is comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations.

LARGE CAPITALIZATION GROWTH FUND
   STRATEGY: Investments are allocated among different sectors and companies, and these holdings are adjusted based on long-term investment considerations. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of large capitalization companies, which the Fund defines as those having a market value capitalization in excess of $5 billion. The Fund emphasizes U.S. securities but may also invest up to 10% of its net assets in equity securities of foreign growth companies that meet the criteria applicable to U.S. securities and up to 20% of its net assets in American Depositary Receipts (ADRs).

In allocating investments to particular sectors the Adviser will consider the weighting in that sector within the Russell 1000 Growth Index ("Russell 1000 Growth"). The Adviser will allocate more or less of the portfolio's assets to any given sector than the percentage of the Russell 1000 Growth allocated to that sector, depending upon the Adviser's perceptions regarding current economic and market conditions.

In selecting companies, the Adviser considers earnings growth, relative valuation measures and company management. When analyzing earnings growth, the Adviser looks for strong, sustainable internal

                                                                           [BOX]



---------------------------------------------------------
[SIDE NOTE]
   GROWTH AND INCOME
IS MANAGED WITH
A SENSITIVITY TO
MINIMIZING TAXES
Large Capitalization Growth and Income Fund seeks to minimize capital gains tax implications by applying a buy-and-hold approach to managing the portfolio. [END SIDE NOTE]

growth and a high proportion of recurring revenues. The Adviser also evaluates the quality of an issuer's earnings and the probability of retaining or widening profitability. In analyzing relative valuation, the Adviser performs a risk/reward analysis and a review of price/earnings ratios, growth estimates and return on invested capital. The Adviser's management analysis favors management with a proven track record, wide equity ownership and incentive programs.

LARGE CAPITALIZATION GROWTH AND INCOME FUND
   STRATEGY: In pursuing its goal, the Adviser uses methodologies very similar to those described above for Large Capitalization Growth Fund, except that it will manage the Large Capitalization Growth and Income Fund with a greater focus on dividends. The Fund is expected to have fewer holdings than Large Capitalization Growth Fund, may commit a larger portion of its assets to a single holding and will not generally follow Large Capitalization Growth Fund's sector allocation strategy. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of large capitalization companies, which the Fund defines as those having a market value capitalization in excess of $5 billion. The Fund may invest up to 10% of its net assets in equity securities of foreign growth companies that meet the criteria applicable to U.S. securities.

SMALL CAPITALIZATION EQUITY FUND
   STRATEGY: The Fund invests in common stocks of small capitalization companies that have a market capitalization below $1.5 billion at the time of purchase. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in these securities. The Fund may also invest up to 10% of its net assets in foreign securities traded publically in the United States. The Adviser seeks companies that are undervalued in the market place or that have earnings that are expected to grow faster than the U.S. economy. The Adviser also seeks stocks of companies whose expected growth rates exceed their current price-earnings ratio. Such companies typically possess a relatively high rate of return on invested capital so that future growth can be internally financed. They may offer the potential for

[BOX]

---------------------------------------------------------
[SIDE NOTE]
FUNDAMENTAL
RESEARCH--

A standard way to analyze the strength of a stock, this form of analysis focuses on the basic financial and operating strength of the company issuing the stock. [END SIDE NOTE]

accelerating earnings growth because they offer an opportunity to participate in new products, services and technologies. The Adviser also selects companies that have unique franchise opportunities, high barriers to competition, strong balance sheets and cash flows and superior management.

INTERNATIONAL EQUITY FUND
   STRATEGY: Through fundamental research on both regions and companies, the Adviser seeks to create a diversified portfolio of high quality growth companies weighted toward the regions in the world with the best growth prospects. In evaluating the prospects for each region outside the United States, the Adviser considers a variety of investment factors that are key to their assessment of the relative attractiveness of each area. These factors include economic growth, monetary and fiscal policy, political environment, market liquidity and momentum, and market valuations. Based on quantitative analysis of this data, the Fund is weighted toward those regions that are determined to have the best overall growth prospects. In selecting individual securities for the Fund, the Adviser engages in detailed fundamental analysis including meetings and on-site visits with company management to evaluate the earnings growth potential, as well as the quality of management for each security. Based on this analysis, the current market price and valuation of the security are reviewed in order to isolate those companies that have good long-term growth prospects and quality management, but are not considered to be fully valued in the market place. The Adviser selects securities from foreign industrialized countries that comprise the Morgan Stanley Capital International EAFE Index (Europe, Australia and the Far East). The Fund may also invest up to 20% of its total assets in common stocks of issuers located in emerging market nations and may invest up to 35% of its total assets in debt securities.

                                                                           [BOX]

---------------------------------------------------------

INVESTMENT SECURITIES AND
TECHNIQUES USED BY THE FUNDS

   Following is a table that indicates which types of securities are a(n): P = PRINCIPAL investment of a Fund; (shaded in chart) A = ACCEPTABLE (but not principal) investment of a Fund; or N = NOT AN ACCEPTABLE investment of a Fund.


LARGE CAP

SECURITIES IN                                                     LARGE
GROWTH

WHICH THE FUNDS       MUNICIPAL                                   CAP
AND              SMALL CAP        INTERNATIONAL
INVEST:               BOND                       BOND             GROWTH
INCOME           EQUITY           EQUITY
 Equity Securities                N                     N
P                P                P                P
  Common Stocks                   N                     N
P                P                P                P
  Preferred Stocks                N                     A
A                A                A                A
  Real Estate                     N                     N
A                A                A                N
  Investment Trusts

  Warrants                        N                     N
A                A                A                A
 Fixed Income                     P                     P
A                A                A                A
 Securities

  Treasury Securities             A                     P
A                A                A                A
  Agency Securities               A                     P
A                A                A                A
  Corporate Debt                  A                     P
A                A                A                A
  Securities

   Commercial                     A                     A
A                A                A                A
   Paper

   Demand                         A                     A
A                A                N                N
   Instruments

  Taxable Municipal               A                     P
N                N                N                N
  Securities

  Mortgage Backed                 A                     P
N                N                N                N
  Securities

  Collateralized                  A                     A
N                N                N                N
  Mortgage
  Obligations

  (CMOs)
   Sequential                     A                     A
N                N                N                N
   CMOs

   PACs, TACs &                   A                     A
N                N                N                N
   Companion
   Classes

   IOs and POs                    N                     A
N                N                N                N

[BOX]
---------------------------------------------------------


LARGE CAP

SECURITIES IN                                                     LARGE
GROWTH

WHICH THE FUNDS       MUNICIPAL                                   CAP
AND              SMALL CAP        INTERNATIONAL
INVEST:               BOND                       BOND             GROWTH
INCOME           EQUITY           EQUITY
   Floaters                       N                     A
N                N                N                N
   and Inverse
   Floaters

   Z Classes                      N                     A
N                N                N                N
   and Residual
   Classes

  Asset Backed                    A                     A
N                N                N                N
  Securities

  Zero Coupon                     A                     A
A                A                A                A
  Securities

  Bank Instruments                A                     A
A                A                A                A
  Credit                          P                     A
N                N                N                N
  Enhancement

 Convertible                      N                     A
A                A                A                A
 Securities

    Tax-Exempt                       P                     A
N                N                N                N
 Securities

  General                         P                     A
N                N                N                N
  Obligation Bonds

  Special                         P                     A
N                N                N                N
  Revenue Bonds

   Private                        A                     A
N                N                N                N
   Activity Bonds

  Tax Increment                   A                     A
N                N                N                N
  Financing Bonds

  Municipal Notes                 A                     A
N                N                N                N
  Variable Rate                   A                     A
N                N                A                N
  Demand
  Instruments

  Municipal                       P                     A
N                N                N                N
  Leases

 Foreign                          A                     A
A                A                A                P
 Securities

  Depository                      N                     N
A                A                A                A
  Receipts

  Foreign                         N                     N
N                N                N                A
  Exchange
  Contracts

  Foreign                         A                     A
N                N                N                A
  Government
  Securities


                                                                           [BOX]

---------------------------------------------------------


LARGE CAP

SECURITIES IN                                                     LARGE
GROWTH

WHICH THE FUNDS       MUNICIPAL                                   CAP
AND              SMALL CAP        INTERNATIONAL
INVEST:               BOND                       BOND             GROWTH
INCOME           EQUITY           EQUITY
 Derivative                       A                     A
A                A                A                A
 Contracts

  Futures                         A                     A
A                A                N                A
  Contracts

  Options                         A                     A
A                A                A                A
  Swaps                           N                     A
N                N                N                N
   Interest Rate                  N                     A
N                N                N                N
   Swaps

   Currency                       N                     A
N                N                N                N
   Swaps

   Caps & Floors                  N                     A
N                N                N                N
   Total Return                   N                     A
N                N                N                N
   Swaps

  Hybrid                          N                     A
N                N                N                N
  Instruments

 Special Transactions             A                     A
A                A                A                A
  Repurchase                      A                     A
A                A                A                A
  Agreements

  Reverse                         A                     A
A                A                A                A
  Repurchase
  Agreements

  Delayed                         A                     A
A                A                A                A
  Delivery
  Transactions

   To Be                          A                     A
N                N                N                N
   Announced
   Securities

   (TBAs)
   Dollar Rolls                   A                     A
N                N                N                N
  Securities                      A                     A
A                A                A                A
  Lending

  Asset Coverage                  A                     A
N                N                N                N
  Shares of                       A                     A
A                A                A                A
  Other
  Investment
  Companies

  Restricted                      A                     A
A                A                A                A
  and Illiquid
  Securities


Other securities and techniques used by the Funds to meet their respective goals are described in the Statement of Additional Information.

[BOX]

---------------------------------------------------------
[SIDE NOTE]
30-DAY SEC YIELD--
The Securities and
Exchange Commission (SEC) has standardized this way to calculate the yield of a mutual fund. It is calculated by dividing the net investment income per share earned by the fund over a 30-day period by the share price on that date. The figure is compounded and annualized.

[END SIDE NOTE]

   PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST
[PHOTO]
EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business.

The following describes the type of equity security in which the Funds invest as noted in the chart.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease

                                                                           [BOX]

---------------------------------------------------------
[SIDE NOTE]
INVESTMENT GRADE BONDS--
Corporate and municipal bonds rated within the top four categories (Baa or higher by Moody's or BBB or higher by Standard & Poor's) based on the issuer's ability to pay the interest and principal. Bonds rated lower are more speculative. U.S. Treasury and government agency bonds are not rated because the payment of principal and interest are guaranteed directly by the U.S. government or the issuing agency.

[END SIDE NOTE]

depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest as noted in the chart.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
   Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior)

[BOX]
---------------------------------------------------------

debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

                                                                           [BOX]

---------------------------------------------------------

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

   Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing the initial investment.

TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

[BOX]

---------------------------------------------------------
[SIDE NOTE]
   ADR VS. FOREIGN-
LISTED STOCKS
American Depositary Receipts (ADRs) are interests in underlying securities issued by a foreign company. Unlike other foreign securities, ADRs are:
- traded in U.S. markets; and
- denominated in U.S. dollars.
ADRs involve many of the same risks as investing directly in foreign securities. [END SIDE NOTE]

SPECIAL REVENUE BONDS
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

                  MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

                  INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

- it is organized under the laws of, or has a principal office located in, another country;

- the principal trading market for its securities is in another country; or

                                                                           [BOX]

---------------------------------------------------------

   - it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

PORTFOLIO TURNOVER
The Large Capitalization Growth and Income Fund's approach to portfolio turnover has been discussed above. The following discussion relates to the other Funds.

   Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the Adviser believes it is appropriate to do so in light of each Fund's investment objective, without regard to the length of time a particular security has been held. The rate of portfolio turnover for each Fund may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses that must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. (Further information is contained in the Trust's Statement of Additional Information under the sections "Brokerage Transactions" and "Tax Information.") Nevertheless, transactions for each Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in a Fund's portfolio. A portfolio turnover rate exceeding 100% is
considered to be high.     [PHOTO] PRINCIPAL INVESTMENT RISKS OF THE FUNDS

RISKS RELATED TO FIXED INCOME SECURITIES

INTEREST RATE RISKS

   - Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. (If the bond were held to maturity, no loss or gain normally would be realized.)

[BOX]

---------------------------------------------------------

- Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

- Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

   - Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

- Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

- Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

   CALL RISKS

- Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

- If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

                                                                           [BOX]

---------------------------------------------------------

PREPAYMENT RISKS

- Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

- Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS

- A substantial part of the Municipal Bond Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

TAX RISKS

- In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

   - Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

RISKS RELATED TO EQUITY SECURITIES

STOCK MARKET RISKS

- The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement, and a Fund's share price may decline.

[BOX]
---------------------------------------------------------

   SECTOR RISKS

- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

- Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

- Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

- OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH

   - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

- Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

- Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalization.

RISKS RELATED TO FOREIGN INVESTING

CURRENCY RISKS

   - Exchange rates for currencies, including the currency of the European economic and monetary union (the "euro"), fluctuate

                                                                           [BOX]

---------------------------------------------------------
 daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

RISKS OF FOREIGN INVESTING

- Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

   - Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect the liquidity of a Fund's investments.

- Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies, and the information that is available may be difficult to obtain or may not be current. In addition, foreign countries may lack financial controls and reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

- Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

WHAT SHARES COST

An investor can purchase, redeem or exchange shares, without a sales charge, any day the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open. Investors who purchase, redeem or exchange shares through a financial intermediary may be charged a service fee by that financial intermediary. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV), otherwise known as a Fund's public offering price. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Municipal Bond Fund and Bond Fund generally value fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. The Large Capitalization Growth Fund, Large Capitalization Growth and Income Fund, Small Capitalization Equity Fund and International Equity Fund generally value securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

[PHOTO]

TRADING IN FOREIGN SECURITIES
   If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days

[BOX]
---------------------------------------------------------
you cannot purchase, redeem or exchange shares. In computing its NAV, the Fund values foreign securities on the exchange on which they are traded at the latest closing price immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith pursuant to procedures adopted by a Fund's Board, although the actual calculation may be done by others.

MINIMUM INVESTMENT AMOUNT
   The required minimum initial investment for Fund shares is $1,000. There is no required minimum subsequent investment amount. Minimum investments for clients of financial intermediaries (such as brokers and dealers) will be calculated by combining all accounts maintained in a Fund by the intermediary. This prospectus should be read together with any account agreement maintained for required minimum investment amounts imposed by Fiduciary Trust Company International or its affiliates. The required minimum investment amount may be waived for employees of the Adviser or its affiliates.

SHARE PURCHASES

Shares of the Funds may be purchased through Fiduciary International, Inc. or through authorized broker/dealers. The Funds reserve the right to reject any purchase request. In connection with the sale of shares of the Funds, Edgewood Services, Inc. may, from time to time, offer certain items of nominal value to any shareholder or investor.

THROUGH FIDUCIARY INTERNATIONAL, INC.
   To place an order to purchase shares of a Fund, an investor (except residents of Texas) may write or call Fiduciary International, Inc. Purchase orders must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) by calling 888-FIDUCIARY (888-343-8242). Payment is normally required on the next business day. Payment may be made either by mail or by wire. Texas residents must purchase shares through Edgewood Services, Inc. at 888-898-0600.

                                                                           [BOX]

---------------------------------------------------------
[PHOTO]
BY MAIL

        To purchase shares of a Fund by mail, send a check made payable to FTI Funds (and identify the appropriate Fund) to:

FTI FUNDS

C/O FEDERATED SHAREHOLDER SERVICES COMPANY
P.O. BOX 8609
BOSTON, MA 02266-8609

Orders by mail are considered received after payment by check is converted into federal funds. This is normally the next business day after the Fund receives the check.

[PHOTO]
BY WIRE

   To purchase shares of a Fund by wire, call 888-FIDUCIARY (888-343-8242). Representatives are available from 9:00 a.m. to 5:00 p.m. (Eastern time). Shares of the Funds cannot be purchased on holidays when wire transfers are restricted. Fiduciary Trust Company International is on-line with the Federal
Reserve Bank of New York. Accordingly, to purchase shares of the Funds by wire, wire funds as follows:

FIDUCIARY TRUST COMPANY INTERNATIONAL
ABA #026007922
CREDIT: ACCOUNT NUMBER 550000100
FURTHER CREDIT TO: (NAME OF FUND)
RE: (CUSTOMER NAME)

Payment by wire must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) on the next business day after placing the order.

THROUGH AUTHORIZED BROKER/DEALERS
An investor may place an order through authorized brokers and dealers to purchase shares of a Fund. These brokers and dealers may designate others to receive purchase orders on the Funds' behalf. Shares will be purchased at the net asset value next calculated after the Fund receives the purchase request. A Fund will be deemed to have received a purchase order when an authorized broker or its designee receives the order. The order will be priced at the next calculated NAV after it is received by the Fund, the broker, or the broker's designee, as applicable. Purchase requests through authorized brokers and dealers must be received before 3:00 p.m. (Eastern time) in order for shares to be purchased at that day's NAV.

THROUGH AN EXCHANGE
   A shareholder may exchange shares of one Fund for shares of any of the other Funds in the Trust by calling 888-FIDUCIARY (888-343-8242) or by writing to Fiduciary International, Inc. Shares purchased by check are eligible for exchange after seven days.

RETIREMENT INVESTMENTS
A shareholder may purchase shares of the Funds as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or 888-FIDUCIARY

[BOX]
---------------------------------------------------------
(888-343-8242) for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW THE FUNDS ARE DISTRIBUTED/SOLD


The Fund's Distributor, Edgewood Services, Inc., markets the shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

   The Trust has adopted a Rule 12b-1 Plan (Plan), which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Trust has no present intention to activate the Plan and the Distributor has no present intention to collect any fees pursuant to the Plan. Once a Fund begins accruing the 12b-1 fee, Fund expenses will rise. If the Trust were to activate the Plan, it would be permitted to pay up to 0.25% of the average net assets of a Fund as a distribution fee to the Distributor.

[BOX]

---------------------------------------------------------

REDEMPTIONS AND EXCHANGES
[PHOTO]
BY TELEPHONE
   To redeem or exchange shares of a Fund by telephone, call Fiduciary International, Inc. at 888-FIDUCIARY (888-343-8242). An authorization form for telephone transactions must first be completed. If not completed with an investor's initial application, the forms can be obtained from the Funds. The Funds reserve the right to reject any exchange request. If you call before 3:00 p.m., you will receive a redemption amount based on the next calculated NAV. Although Fiduciary International, Inc. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

[SIDE NOTE]
TAX INFORMATION ON REDEMPTIONS AND EXCHANGES:
Redemptions and exchanges are taxable sales.
Please consult with your tax adviser regarding your federal, state, and local tax liability.
[END SIDE NOTE]

                  THROUGH AUTHORIZED BROKER/DEALERS
   Submit your redemption or exchange request to your broker by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). These brokers and dealers may designate others to receive redemption and exchange requests on the Funds' behalf. A Fund will be deemed to have received a redemption or an exchange request when an authorized broker or its designee receives the request. The redemption amount you receive is based upon the next calculated NAV after it is received by the Fund, the broker or the broker's designee, as applicable. [PHOTO] BY MAIL

        To redeem or exchange shares by mail send a written request to:

FEDERATED SHAREHOLDER SERVICES COMPANY
P.O. BOX 8609
BOSTON, MA 02266-8609

   You will receive a redemption amount based on the NAV on the day your written request is received in proper form.

ALL REQUESTS MUST INCLUDE:

- Fund name, registered account name and number;

- amount to be redeemed or exchanged;

- signatures of all shareholders exactly as registered; and

- if exchanging, the Fund name, registered account name and number into which you are exchanging.

                                                                           [BOX]

---------------------------------------------------------

SIGNATURE GUARANTEES Signatures must be guaranteed if:

- a redemption is to be sent to an address other than the address of record;

   - a redemption is to be sent to an address of record that was changed within the last 30 days;

- a redemption is payable to someone other than the shareholder(s) of record; or

- if exchanging (transferring) into another fund with a different shareholder registration.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

- to allow your purchase payment to clear;

- during periods of market volatility; or

- when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of their respective portfolio securities.

   REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Funds may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

Investors may exchange shares of a Fund into shares of another Fund in the Trust or certain money market funds for which affiliates or subsidiaries of Federated serve as investment adviser and/or principal

[BOX]
---------------------------------------------------------
underwriter (Federated Money Funds). Exchanges are made at net asset value and none of the Funds impose additional fees on exchanges. To do this, an investor must:

- complete an authorization form permitting a Fund to accept telephone exchange requests;

- meet any minimum initial investment requirements; and

- receive a prospectus if the exchange is into a Federated Money Fund. Further information on the exchange privilege and prospectuses for the Federated Money Funds are available by contacting the Trust.

   An exchange is treated as a redemption and a subsequent purchase and is a taxable transaction.

The Trust may modify or terminate the exchange privilege at any time. The Trust's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Trust may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing shares of other Funds.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
A Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

                                                                           [BOX]

---------------------------------------------------------

ACCOUNT AND SHARE INFORMATION
CONFIRMATION AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, dividends and capital gains paid. The Funds do not issue share certificates.

[PHOTO]

DIVIDENDS AND CAPITAL GAINS
The Municipal Bond Fund and Bond Fund declare any dividends daily and pay them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

   The Large Capitalization Growth Fund and Large Capitalization Growth and Income Fund declare and pay any dividends quarterly to shareholders. The Small Capitalization Equity Fund declares and pays any dividends semi-annually to shareholders. The International Equity Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

[SIDE NOTE]
DIVIDEND--
In a mutual fund, money paid to shareholders that the fund has earned as income
on its investments.     [END SIDE NOTE]

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

   Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount of $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

[BOX]
---------------------------------------------------------

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. For all Funds (except Municipal Bond Fund), Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund has held the securities on which gains are realized.

With respect to Municipal Bond Fund, it is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Additionally, the Municipal Bond Fund may invest in obligations subject to the alternative minimum tax without limit. Shareholders should consult their own tax advisers. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

[SIDE NOTE]
CAPITAL GAIN--
Profits realized on the sale of an investment. In a mutual fund, profits from the sale of securities in the fund's portfolio are usually distributed to shareholders annually.

[END SIDE NOTE]

   Fund distributions are expected to be as follows:

------------------------------------------------------------------------------------------------------
                                                    DISTRIBUTIONS ARE
FUND                                                EXPECTED TO BE PRIMARILY:
------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                 Dividends

------------------------------------------------------------------------------------------------------
Bond Fund                                           Dividends
------------------------------------------------------------------------------------------------------
Large Capitalization Growth Fund                    Dividends and Capital Gains
------------------------------------------------------------------------------------------------------
Large Capitalization Growth

and Income Fund                                     Capital Gains
------------------------------------------------------------------------------------------------------
Small Capitalization Equity Fund                    Capital Gains
------------------------------------------------------------------------------------------------------
International Equity Fund                           Capital Gains

------------------------------------------------------------------------------------------------------

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under federal, state, local, and foreign tax laws, including treatment of distributions as income or return of capital.

                                                                           [BOX]

---------------------------------------------------------

CAPITAL GAINS CONSIDERATIONS FOR MUNICIPAL BOND FUND, BOND FUND, LARGE CAPITALIZATION GROWTH FUND, AND LARGE CAPITALIZATION GROWTH AND INCOME FUND
   Each of these Funds is the successor of one or more common trust funds ("CTFs" ) previously managed by Fiduciary Trust Company International ("FTCI"). These Funds acquired the portfolio securities of the CTFs in a tax-free transaction and therefore will calculate the gain or loss upon sale of those securities based on each CTF's original purchase cost of the security. Because many of the CTFs' securities had risen in value before being acquired by the Funds, unusually large capital gains may be realized by the Funds (and distributed to shareholders) when the Funds sell these securities. As noted, shareholders must pay taxes on capital gains distributions.

MANAGEMENT OF THE FUNDS

The Board of Trustees governs the Trust. The Board selects and oversees the Adviser, Fiduciary International, Inc. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Two World Trade Center, New York, New York 10048-0772.
[PHOTO]

ADVISORY FEES
The Adviser receives an annual investment advisory fee equal to 0.50% of each of Municipal Bond Fund's and Bond Fund's respective average daily net assets, 0.75% of each of Large Capitalization Growth Fund's and Large Capitalization Growth and Income Fund's respective average daily net assets, and 1.00% of each of the Small Capitalization Equity Fund's and International Equity Fund's respective average daily net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.

THE INVESTMENT ADVISER'S BACKGROUND
   Fiduciary International, Inc. ("FII") is a New York corporation that was organized in 1982 as Fir Tree Advisers, Inc. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation which in turn is a wholly-owned subsidiary of FTCI. FTCI has more than 60 years of investment management experience, including more than 30 years experience in managing pooled investment vehicles that invest in the international markets. FTCI is a New York state-chartered bank specializing in investment management activities. As of December 31, 1999, FTCI had total assets under management of approximately $50 billion. These assets included investments managed for individuals

[BOX]
---------------------------------------------------------
and institutional clients, including employee benefit plans of corporations, public retirement systems, unions, endowments, foundations and others.

FII is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser and its officers, affiliates and employees may act as investment managers for parties other than the Trust, including other investment companies.

The Adviser has five clients that are registered investment companies and two clients that are collective funds established by limited purpose trust companies. Assets under management as of December 31, 1999 were approximately $852 million.

PORTFOLIO MANAGERS FOR FTI FUNDS

MUNICIPAL BOND FUND
   RONALD SANCHEZ has been primarily responsible for the day-to-day investment management of the Municipal Bond Fund since its inception, December 11, 1998. Mr. Sanchez, Certified Financial Analyst and Senior Vice President of FTCI, is a manager of tax-exempt fixed income portfolios. Mr. Sanchez received a B.S. degree from C.W. Post College. He joined FTCI in 1993 with six years prior experience as a fixed income portfolio manager with Public Service Mutual Insurance Company.

BOND FUND

MICHAEL ROHWETTER and MICHAEL MATERASSO have been primarily responsible for the day-to-day investment management of the Bond Fund since its inception, December 11, 1998. Mr. Rohwetter, Senior Vice President of FTCI, is a manager of institutional domestic fixed income portfolios. Mr. Rohwetter received a B.B.A. degree from Pace University. He joined FTCI in 1983 from the New York Mercantile Exchange.

Mr. Materasso, Senior Vice President of FTCI, is head of the Domestic Fixed Income Group. He is a member of the Global Investment Committee and Investment Policy Committee. Mr. Materasso received a B.A. degree from Baruch College. He joined FTCI in 1988 with sixteen years experience at Chase Manhattan Bank, Sterling National and Glickenhaus & Co.

LARGE CAPITALIZATION GROWTH FUND


ALISON SCHATZ, COLEEN BARBEAU, and JOHN HARTZ are primarily responsible for the day-to-day investment management of the Large Capitalization Growth Fund and Ms. Barbeau and Mr. Hartz have done so since its inception, December 11, 1998. Ms. Schatz, Certified Financial Analyst

                                                                           [BOX]

---------------------------------------------------------
and Senior Vice President of FTCI, is a manager of large capitalization equity portfolios. Ms. Schatz received a B.S.B.A. in finance and an M.I.S. from Boston University in 1985 and joined FTCI the same year. For the past 10 years, Ms. Schatz has managed portfolios of large capitalization U.S. equity securities primarily for pension funds, foundations and endowments. She is a member of the Large Capitalization Equity Committee of FTCI. Ms. Barbeau, Senior Vice President of FTCI, is responsible for managing institutional and individual portfolios. She is a member of the Global Investment Committee, Investment Policy Committee and is Co-chair of the Large Capitalization Equity Committee. Ms. Barbeau received a B.A. degree from Montclair University in 1981. Prior to joining FTCI in 1983, she was with Shearson/American Express. Mr. Hartz, Senior Vice President of FTCI, manages institutional large capitalization equity portfolios. Mr. Hartz received a B.A. degree from Trinity College in 1959 and an M.B.A. from Columbia Business School in 1962. Prior to joining FTCI in 1987, he was an investment manager for 26 years at several leading institutions, most recently as vice president of the Investment Advisory Division of MONY Financial Services. He is a member of the Investment Policy Committee and Co-chair of the Large Capitalization Committee.

LARGE CAPITALIZATION GROWTH AND INCOME FUND


S. MACKINTOSH PULSIFER and CARL SCATURO have been primarily responsible for the day-to-day investment management of the Large Capitalization Growth and Income Fund since its inception, December 11, 1998. Mr. Pulsifer, Senior Vice President of FTCI, manages individual and trust portfolios and is a member of the Investment Policy Committee. Mr. Pulsifer received an A.B. degree from Bowdoin College and an M.B.A. from New York University Graduate School of Business Administration. He joined FTCI in 1988 after 15 years of investment experience with a New York City based private, independent investment counseling firm. Mr. Scaturo, Senior Vice President of FTCI, is responsible for managing individual and trust portfolios. Mr. Scaturo received a B.A. degree in Business Administration from the University of Southern Connecticut in 1985. Prior to joining FTCI in 1990, he was with Citibank.

SMALL CAPITALIZATION EQUITY FUND
   SUSAN MCGARRY, GRANT BABYAK and YVETTE BOCKSTEIN are primarily responsible for the day-to-day investment management of the Small Capitalization Equity Fund. Ms. McGarry, Senior Vice President of FTCI, is a manager of smaller capitalization equity portfolios and is responsible for research on smaller capitalization stocks. Ms. McGarry received a B.A. in history from Yale College in 1983 and an M.P.P.M. from the Yale School of Management in 1990. She joined FTCI in 1995 to become the firm's first dedicated small cap research analyst and assumed portfolio management responsibilities in 1996 while continuing to conduct research for the firm. Prior to coming to FTCI, Ms. McGarry worked for eight years at Lehman Brothers in the Global Asset Management and Corporate Finance divisions. Mr. Babyak is a Senior Vice President of FTCI and has been with the Adviser since 1996 managing individual and institutional portfolios in small cap and special situations sectors. Prior to joining FTCI, Mr. Babyak worked for six years at Avatar Associates as an institutional portfolio manager and two years at United States Trust Company as an analyst. Ms. Bockstein, Senior Vice President of FTCI, has been with the Adviser since 1978, and manages institutional and individual

[BOX]
---------------------------------------------------------
portfolios in the small capitalization and special situations sectors.
Ms. Bockstein, Ms. McGarry and Mr. Babyak serve on FTCI's Small Cap Investment Committee.

INTERNATIONAL EQUITY FUND
<R
SHEILA COCO, WILLIAM YUN and JOSHUA ROSENTHAL are primarily responsible for the day-to-day investment management of the International Equity Fund and Ms. Coco and Mr. Yun have done so since its inception, December 22, 1995. Ms. Coco is an Executive Vice President of FTCI and a Chartered Financial Analyst. Mr. Yun is a Director and Executive Vice President of FTCI and a Chartered Financial Analyst. Mr. Rosenthal is a Senior Vice President of FTCI. They serve on the Adviser's Global Investment Committee. Ms. Coco has been with FTCI since 1980 with responsibility for institutional global equity accounts and had previously spent four years in the investment division of Morgan Guaranty Trust Company. Mr. Yun joined Fiduciary in 1992, managing institutional global equity accounts and has nine years of prior investment experience with CB Commercial Holding, The First Boston Corp. and Blyth Eastman Paine Webber, Inc. He is a member of the New York Society of Security Analysts. Mr. Rosenthal has seven years of prior investment experience with Grantham, Mayo, Van Otterloo, The Metropolitan Museum of Art, Amerada Hess and JP Morgan.

                                                                           [BOX]

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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[BOX]
------------------------------------------------------------------------

FINANCIAL INFORMATION
[PHOTO]
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THOUGHOUT EACH PERIOD)

   The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 21, 2000 on the Fund's financial statements for the period ended November 30, 1999 and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge.


DISTRIBUTIONS

                                                   NET

REALIZED                                 FROM NET
                                                  AND

UNREALIZED                             REALIZED GAINS
                           NET ASSET     NET      GAIN/(LOSS) ON
DISTRIBUTIONS  ON INVESTMENTS
                            VALUE,    INVESTMENT   INVESTMENTS    TOTAL FROM    FROM
NET      AND FOREIGN
PERIOD ENDED               BEGINNING   INCOME/     AND FOREIGN    INVESTMENT
INVESTMENT       CURRENCY
NOVEMBER 30,               OF PERIOD    (LOSS)       CURRENCY     OPERATIONS
INCOME       TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH AND INCOME FUND
1999(1)                     $10.00      $ 0.04(2)     $ 1.38        $ 1.42
$(0.03)             --
LARGE CAPITALIZATION GROWTH FUND
1999(1)                     $10.00       (0.02)(2)       1.81         1.79
--              --
INTERNATIONAL EQUITY FUND
1996(3)                     $10.00        0.01(2)       0.99          1.00
(0.01)             --
1997                        $10.99        0.02          1.39          1.41
(0.20)             --
1998                        $12.20        0.04          1.73          1.77
(0.12)             --
1999                        $13.85       (0.01)         3.78          3.77
--              --
SMALL CAPITALIZATION FUND
1996(3)                     $10.00       (0.04)         2.12          2.08
--              --
1997                        $12.08       (0.09)         2.38          2.29
--              --
1998                        $14.37       (0.15)(2)      (0.61)       (0.76)
--          $(0.35)
1999                        $13.26       (0.16)         7.71          7.55
--              --
BOND FUND

1999(1)                     $10.00        0.61(2)      (0.58)         0.03
(0.59)             --
MUNICIPAL BOND FUND
1999(1)                     $10.00        0.38(2)      (0.44)        (0.06)
(0.38)             --

(1) Reflects operations for the period from December 11, 1998 (commencement of operations) to November 30, 1999.

(2)  Per share information is based on average shares outstanding.
(3) Reflects operations for the period from December 22, 1995 (commencement of operations) to November 30, 1996.
(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(6)  Computed on an annualized basis.
(See Notes which are an integral part of the Financial Statements)

                                                                           [BOX]

------------------------------------------------------------------------

                                                            RATIOS TO AVERAGE NET
ASSETS

-----------------------------------------------------------------------------------------------
                                          NET ASSET
NET       EXPENSE     NET ASSETS,
                                           VALUE,
INVESTMENT   WAIVER/       END OF
PERIOD ENDED                   TOTAL       END OF      TOTAL               INCOME/
REIMBURSE-     PERIOD      PORTFOLIO
NOVEMBER 30,               DISTRIBUTIONS   PERIOD    RETURN(4)  EXPENSES
(LOSS)     MENTS(5)   (000 OMITTED)  TURNOVER
--------------------------------------------------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH AND INCOME FUND
1999(1)                       $(0.03)      $11.39      14.20%     1.08%(6)
0.37%(6)     0.03%(6)    $99,887      61%
LARGE CAPITALIZATION GROWTH FUND
1999(1)                           --       $11.79      17.90%     1.08%(6)
(0.21%)(6)     0.48%(6)    $31,238     62%
INTERNATIONAL EQUITY FUND
1996(3)                        (0.01)      $10.99      10.04%     1.68%(6)
0.05%(6)     3.05%(6)    $12,065      29%
1997                           (0.20)      $12.20      13.01%     1.60%
0.13%       0.13%      $40,869         55%
1998                           (0.12)      $13.85      14.61%     1.39%
0.27%       0.10%      $74,445         68%
1999                              --       $17.62      27.22%     1.20%
0.00%       0.20%      $75,989         72%
SMALL CAPITALIZATION FUND
1996(3)                           --       $12.08      20.80%     1.50%(6)
(0.68%)(6)     1.51%(6)    $19,318     94%
1997                              --       $14.37      18.96%     1.50%
(0.89%)      0.24%      $40,505        111%
1998                           (0.35)      $13.26      (5.34%)    1.50%
(1.08%)      0.01%      $46,233        158%
1999                              --       $20.81      56.94%     1.44%
(0.95%)      0.00%      $72,752        130%
BOND FUND

1999(1)                        (0.59)       $9.44       0.31%     0.85%(6)
6.45%(6)     0.03%(6)   $106,888     175%
MUNICIPAL BOND FUND
1999(1)                        (0.38)       $9.56      (0.66%)    0.80%(6)
4.00%(6)     0.11%(6)    $70,698      61%

(1) Reflects operations for the period from December 11, 1998 (commencement of operations) to November 30, 1999.

(2)  Per share information is based on average shares outstanding.
(3) Reflects operations for the period from December 22, 1995 (commencement of operations) to November 30, 1996.
(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(6)  Computed on an annualized basis.
(See Notes which are an integral part of the Financial Statements)

FTI Municipal Bond Fund

FTI Bond Fund

FTI Large Capitalization Growth Fund

FTI Large Capitalization Growth
and Income Fund

FTI Small Capitalization Equity Fund

FTI International Equity Fund

Portfolios of FTI FUNDS

A Statement of Additional Information (SAI) dated March 31, 2000 contains additional information about the Funds and is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI, Annual and Semi-Annual Reports to shareholders. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 888-FIDUCIARY (888-343-8242).

Internet Address:
www.ftifunds.com

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 202-942-8090 for information on the Public Reference Room's operations and copying fees.

NOTES

NOTES

FTI Funds
FTI Municipal Bond Fund
FTI Bond Fund
FTI Large Capitalization

     Growth Fund
FTI Large Capitalization

     Growth and Income Fund
FTI Small Capitalization

     Equity Fund
FTI International Equity Fund

Cusip 302927504 MBF Cusip 302927603 BF Cusip 302927702 LCGF Cusip 302927801
LCGIF Cusip 302927108 SCEF Cusip 302927207 IEF

   G01548-04(3/00)   811-7369


[LOGO]







FTI FUNDS

                             FTI MUNICIPAL BOND FUND

                                  FTI BOND FUND

                      FTI LARGE CAPITALIZATION GROWTH FUND

                    FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND

                      FTI SMALL CAPITALIZATION EQUITY FUND

                          FTI INTERNATIONAL EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MARCH 31, 2000

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for FTI Funds (the "Trust") dated March 31, 2000.

This SAI incorporates by reference the Trust's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 888-FIDUCIARY (888-343-8242).

           CONTENTS

              Fund Organization               1
           Securities in which the Funds Invest      1
           Investment Risks                   8
           Investment Limitations             8
           Determining the Market Value of Securities      11
           How the Funds are Sold            11
           Redemption in Kind                12
           Massachusetts Law                 12
           Account and Share Information     12
           Tax Information                   13
           Fund Management and Service Providers     13
           How the Funds Measure Performance 17
           Financial Information             22
           Investment Ratings                22
           Addresses                     25
CUSIP 302927504 CUSIP 302927603 CUSIP 302927702 CUSIP 302927801 CUSIP 302927108
CUSIP 302927207

   G01548-05(3/00)
811-7369

31

FUND ORGANIZATION

The Funds are diversified portfolios of FTI Funds (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on October 18, 1995. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established six separate series of the Trust which are as follows: FTI Municipal Bond Fund (Municipal Bond Fund), FTI Bond Fund (Bond Fund), FTI Large Capitalization Growth Fund (Large Capitalization Growth Fund), FTI Large Capitalization Growth and Income Fund (Large Capitalization Growth and Income Fund), FTI Small Capitalization Equity Fund (Small Capitalization Equity Fund) and FTI International Equity Fund (International Equity Fund).

SECURITIES IN WHICH THE FUNDS INVEST

Permitted securities and investment techniques are set forth in the securities chart in the prospectus. Securities and techniques principally used by the Funds to meet their respective objectives are also described in the prospectus. Other securities and techniques used by the Funds to meet their respective objectives are described below.

EQUITY SECURITIES

   Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants give a Fund the option to buy an issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

      SEQUENTIAL CMOS

      In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

      PACS, TACS AND COMPANION CLASSES

      More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

      IOS AND POS

      CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

      FLOATERS AND INVERSE FLOATERS

      Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

      Z CLASSES AND RESIDUAL CLASSES

      CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

      PRIVATE ACTIVITY BONDS

      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL NOTES

   Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts as set forth in the securities chart in the Funds' prospectus.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

To the extent that a Fund utilizes options, it would generally:

o Buy call options in anticipation of an increase in the value of the underlying asset;

o Buy put options in anticipation of a decrease in the value of the underlying asset; and

o Buy or write options to close out existing options positions.

A Fund may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

A Fund may also write put options to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, a Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Bond Fund may use include:

      INTEREST RATE SWAPS

      Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

      CURRENCY SWAPS

      Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

      CAPS AND FLOORS

      Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

      TOTAL RETURN SWAPS

      Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)

      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by a Fund.

      DOLLAR ROLLS

      Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

SECURITIES LENDING

A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction, or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. Any such investment by a Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

   RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Trust, on behalf of the Funds, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      the frequency of trades and quotes for the security;

     the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Trustees.

When a Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.

INVESTMENT RISKS

Risk factors associated with investing in each Fund are set forth in the risk chart in the prospectus. Principal risks factors associated with an investment in each Fund are also described in the prospectus. While not an exhaustive list, other risk factors include the following:

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities and fixed income securities that are not widely held. They are also more limited for fixed income securities that have not received any credit ratings or have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

SELLING SHORT AND BUYING ON MARGIN

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sale of securities. The deposit or payment by the Funds of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Funds may pledge assets having a value of 15% of assets taken at cost. For purposes of this restriction: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis, and (b) collateral arrangements with respect to (i) the purchase and sale of stock options and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

LENDING CASH OR SECURITIES

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations, or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES

None of the Funds will invest in commodities, except to the extent that the Funds may engage in transactions involving futures contracts or options on futures contracts.

INVESTING IN REAL ESTATE

None of the Funds will purchase or sell real estate, including limited partnership interests, although the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

DIVERSIFICATION OF INVESTMENTS

With respect to 75% of the value of its total assets, each Fund will not purchase securities issued by any other issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. No Fund will acquire more than 10% of the outstanding voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS

No Fund will invest 25% or more of the value of its respective total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities or repurchase agreements collateralized by these securities and, in the case of the Municipal Bond Fund, tax-exempt securities issued by governments or their political subdivisions ).

UNDERWRITING

A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above investment limitations cannot be changed with respect to a Fund without the approval of the holders of a majority of that Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including: repurchase agreements providing for settlement more than seven days after notice; over-the-counter options; and certain restricted securities not determined by the Trustees to be liquid.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their total assets in any one investment company, or invest more than 10% of their total assets in investment companies in general unless permitted to exceed these limits by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN NEW ISSUERS

   A Fund will not invest more than 10% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST A Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Funds' Adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

INVESTING IN MINERALS

A Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.

ARBITRAGE TRANSACTIONS

A Fund will not enter into transactions for the purpose of engaging in arbitrage.

INVESTING IN PUTS AND CALLS

The Funds may not write or purchase options, except that a Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options, provided that no more than 5% of a Fund's net assets may be invested in premiums on such options.

PURCHASING SECURITIES TO EXERCISE CONTROL

A Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN WARRANTS

The Funds will not invest more than 5% of their respective net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Funds in units with or attached to securities may be deemed to be without value.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Funds have no present intention to borrow money or pledge securities in excess of 5% of the value of their respective net assets.

Each Fund will, as relevant, (1) limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. These restrictions may be revised without shareholder notification.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

   For purposes of its investment limitation regarding industry concentration, the Funds classify companies by industry based on their primary Standard Industrial Classification (SIC Code) as listed by a company in its filings with the SEC.

DETERMINING THE MARKET VALUE OF SECURITIES

The Funds' net asset value (NAV) per share fluctuates and is based on the market value of all securities and other assets of the Funds.

Market values of the Funds' portfolio securities are determined as follows:

      for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

      for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

         for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. When market quotations are not readily available for securities, a pricing committee established by the Board determines the fair value of the securities, pursuant to procedures established by the Board.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

HOW THE FUNDS ARE SOLD

Under the Distributor's Contract with the Fund, the Distributor, Edgewood Services, Inc., located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Funds' service providers that receive asset-based fees benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

   Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of shares the investment professional sells or may sell; the value of client assets invested; and/or upon the type and nature of sales or marketing support furnished by the investment professional.

REDEMPTION IN KIND

Although the Funds intend to pay redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, they are obligated to pay redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets of a Fund during any 90-day period.

Any redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

   MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

   As of March 2, 2000, Fiduciary Trust Company International, New York, New York, on behalf of certain underlying accounts, owned of record, beneficially, or both, 5% or more of the following Funds: Municipal Bond Fund, approximately 7,483,093 shares (99.99%); Bond Fund, approximately 10,508,533 shares (92.54%);
Large Capitalization Growth Fund, approximately 2,842,035 shares (99.02%); Large Capitalization Growth and Income Fund, approximately 9,495,941 shares (98.40%); Small Capitalization Equity Fund, approximately 3,268,203 shares (75.53%); and International Equity Fund, approximately 4,560,478 shares (82.36%).

As of March 2, 2000, Bank of New York, as Custodian for the Josiah Macy Jr. Foundation, New York, New York, owned approximately 836,972 shares (7.37%) of Bond Fund.

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Funds expect to pay no federal income tax because they expect to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

   The Municipal Bond Fund, Bond Fund, Small Capitalization Equity Fund and International Equity Fund are entitled to a capital loss carry-forward, which may reduce the taxable income or gain that these Funds would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, a Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

   Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.,

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the International Equity Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

FUND MANAGEMENT AND SERVICE PROVIDERS

BOARD OF TRUSTEES

   The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of six funds.

As of March 2, 2000, the Fund's Board and Officers as a group owned less than 1% of the Funds' outstanding shares.

Nancy L. Close resigned as Trustee effective July 19, 1999. Ms Close received $6,000 from the Trust for its most recent fiscal year.

NAME

BIRTH DATE                                                    AGGREGATE
ADDRESS                 PRINCIPAL OCCUPATIONS                 COMPENSATION
POSITION WITH TRUST     FOR PAST 5 YEARS                      FROM TRUST

EDWARD C. GONZALES*     Trustee or Director of some of the           $0
Birth date: October     Funds in the Federated Fund Complex;
22, 1930                President, Executive Vice President
Federated Investors     and Treasurer of some of the Funds
Tower                   in the Federated Fund Complex; Vice
1001 Liberty Avenue     Chairman, Federated Investors, Inc.;
Pittsburgh, PA          Vice President, Federated
PRESIDENT,              Advisers, Federated Management,
TREASURER AND           Federated Research,
TRUSTEE                 FederatedInvestment Management
                        Company and Federated Investment
                        Research Corp.Counseling, Federated
                        Global Research Corp. and Passport
                        Research, Ltd.; Executive Vice
                        President and Director, Federated
                        Securities Corp.; Trustee, Federated
                        Shareholder Services Company.

PETER A. ARON           Vice President, Lafayette               $14,000
Birth date: May 26,     Enterprises, Inc. (privately owned
1946                    Investment Advisory Company);
Lafayette               President, J. Aron
Enterprises, Inc.
126 E                   cCharitable Foundation, Inc.; Asset
                        Manager and Trustee of certain

 .ast 56th Street        private trusts.
New York, NY 10022
TRUSTEE

JAMES C. GOODFELLOW*    Executive Vice President, Fiduciary          $0
Birth date: April       Trust Company International,
6, 1945                 Managing Director - J.P. Morgan and
Fiduciary Trust         Co.
Company
International
Two World Trade
Center

New York, NY 10048
TRUSTEE

BURTON J. GREENWALD     Managing Director, B.J. Greenwald       $14,000
Birth date:             Associates, Management Consultants
December 6, 1929        to the Financial Services Industry;
2009 Spruce Street      Director and Trustee, Fiduciary
Philadelphia, PA        Emerging Markets Bond Fund PLC;
19103                   Director and Trustee, Fiduciary
TRUSTEE                 International Ireland Limited.
KEVIN J. O'DONNELL      Partner, Pitney Hardin Kipp & Szuch      $7,500
Birth date:             (a law firm).
September 1, 1948
Park Avenue at
Morris County
200 Campus Drive
Florham Park, NJ

07932
TRUSTEE

JEFFREY W. STERLING     Vice President and Assistant                 $0
Birth date:             Treasurer of certain funds
February 5, 1947        distributed by Edgewood Services,
Federated Investors     Inc. or its affiliates.
Tower

1001 Liberty Avenue

Pittsburgh, PA 15222
VICE PRESIDENT AND
ASSISTANT TREASURER
TIMOTHY S. JOHNSON      AssociateCorporate Counsel,                  $0
Birth date: July        Federated Investors, Inc.;
31, 1961                Secretary, Edgewood Services, Inc.
Federated Investors     and Federated Shareholder Services
Tower                   Company.
1001 Liberty Avenue
Pittsburgh, PA 15222    Previous Positions: Associate, Reed
SECRETARY               Smith Shaw & McClay (a law firm).
* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

INVESTMENT ADVISER

The Funds' investment adviser is Fiduciary International, Inc. (the "Adviser" or "Fiduciary"). The Adviser conducts investment research and makes investment decisions for the Funds.

Under its contract with the Trust, the Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge by the Adviser of its affiliates' lending relationships with an issuer.

   CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets as specified below:

      MAXIMUM            AVERAGE AGGREGATE DAILY NET ASSETS
 ADMINISTRATIVE FEE                 OF THE TRUST

    0.150 of 1%              on the first $250 million
    0.125 of 1%               on the next $250 million
    0.100 of 1%               on the next $250 million
    0.075 of 1%         on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Administrative Services may voluntarily waive a portion of its fee.

CUSTODIAN

   Fiduciary Trust Company International, Two World Trade Center, New York, New York 10048-0772, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by Fiduciary Trust Company International.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTANT    Federated
Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

   The independent auditor for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

   MUNICIPAL BOND FUND
FOR THE PERIOD FROM
DECEMBER 11, 1998
TO NOVEMBER 30, 1999

Advisory Fee Earned         $305,943
Advisory Fee Reduction       $48,858
Administrative Fee           $85,862
12b-1 Fee                      $0
Shareholder Services Fee       $0

For the period from December 11, 1998 to November 30, 1999, Municipal Bond Fund paid $0 in brokerage commissions.

BOND FUND
FOR THE PERIOD FROM
DECEMBER 11, 1998
TO NOVEMBER 30, 1999
Advisory Fee Earned         $363,052
Advisory Fee Reduction         $0
Administrative Fee          $101,621
12b-1 Fee                      $0
Shareholder Services Fee       $0
For the period from December 11, 1998 to November 30, 1999, Bond Fund paid $0 in brokerage commissions.

LARGE CAPITALIZATION GROWTH FUND
FOR THE PERIOD FROM
DECEMBER 11, 1998

TO NOVEMBER 30, 1999
Advisory Fee Earned         $195,351
Advisory Fee Reduction         $0
Administrative Fee           $72,123
12b-1 Fee                      $0
Shareholder Services Fee       $0
For the period from December 11, 1998 to November 30, 1999, Large Capitalization Growth Fund paid $46,973 in brokerage commissions.

LARGE CAPITALIZATION GROWTH AND INCOME
FUND
FOR THE PERIOD FROM
DECEMBER 11, 1998

TO NOVEMBER 30, 1999
Advisory Fee Earned         $710,472
Advisory Fee Reduction         $0
Administrative Fee          $133,503
12b-1 Fee                      $0
Shareholder Services Fee       $0

For the period from December 11, 1998 to November 30, 1999, Large Capitalization Growth and Income Fund paid $130,299 in brokerage commissions.

SMALL CAPITALIZATION EQUITY FUND
FOR THE YEAR ENDED            1999       1998      1997
NOVEMBER 30
Advisory Fee Earned         $579,875   $448,146  $288,740
Advisory Fee Reduction         $0         $0        $0
Administrative Fee           $82,268   $75,000   $75,000
12b-1 Fee                      $0         $0        $0
Shareholder Services Fee       $0         $0        $0
For the fiscal year ended November 30, 1997, 1998 and 1999, Small Capitalization Equity Fund paid $72,588, $107,043 and $108,844, respectively, in brokerage commissions.

INTERNATIONAL EQUITY FUND

------------------------------------------------------------
FOR THE YEAR ENDED            1999       1998      1997
NOVEMBER 30
Advisory Fee Earned         $761,149   $635,839  $321,927
Advisory Fee Reduction         $0         $0        $0
Administrative Fee          $107,308   $94,569   $75,000
12b-1 Fee                      $0         $0        $0
Shareholder Services Fee       $0         $0        $0
For the fiscal year ended November 30, 1997, 1998 and 1999, International Equity Fund paid $173,103, $240,556 and $306,162, respectively, in brokerage commissions.

HOW THE FUNDS MEASURE PERFORMANCE

The Funds may advertise share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. Performance depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's expenses; and various other factors.

Performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

   Total returns are given for the one-year and start of performance periods ended November 30, 1999.

Yield is given for the 30-day period ended November 30, 1999.

FUND                  AVERAGE ANNUAL TOTAL RETURN           YIELD
                        1 YEAR       START OF       FOR THE 30-DAY PERIOD
                                  PERFORMANCE*

MUNICIPAL BOND FUND       NA          -0.66%                4.13%
BOND FUND                 NA           0.31%                6.34%
LARGE CAPITALIZATION
GROWTH FUND               NA          17.90%                 NA
LARGE CAPITALIZATION
GROWTH AND INCOME         NA          14.20%                0.42%
FUND
SMALL CAPITALIZATION
EQUITY FUND             56.94%        21.21%                 NA
INTERNATIONAL EQUITY    27.22%        16.29%                 NA
FUND
*THE START OF PERFORMANCE OF MUNICIPAL BOND FUND, BOND FUND, LARGE CAPITALIZATION GROWTH FUND AND LARGE CAPITALIZATION GROWTH AND INCOME FUND IS DECEMBER 11, 1998. THE START OF PERFORMANCE OF SMALL CAPITALIZATION EQUITY FUND
AND INTERNATIONAL EQUITY FUND IS DECEMBER 22, 1995.     TOTAL RETURN Total
return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

When a Fund has been in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

   Fund yield is calculated by dividing: (i) the net investment income per share earned by the shares over a 30-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of the Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

TAX-EQUIVALENT YIELD FOR MUNICIPAL BOND FUND

   The tax-equivalent yield of the Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax and assuming that income is 100% tax-exempt.

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.




TAXABLE YIELD EQUIVALENT FOR YEAR 2000

FEDERAL INCOME TAX         15.00%      28.00%      31.00%         36.00%      39.60%
BRACKET:
Joint Return              $1-43,85$43,851-105,$105,951-161,$161,451-288,35Over
                                                                             288,350

Single Return             $1-26,25$26,251-63,5$63,551-132,6$132,601-288,35Over
                                                                             288,350

TAX-EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

1.00%                       1.18%       1.39%       1.45%          1.56%       1.66%
1.50%                       1.76%       2.08%       2.17%          2.34%       2.48%
2.00%                       2.35%       2.78%       2.90%          3.13%       3.31%
2.50%                       2.94%       3.47%       3.62%          3.91%       4.14%
3.00%                       3.53%       4.17%       4.35%          4.69%       4.97%
3.50%                       4.12%       4.86%       5.07%          5.47%       5.79%
4.00%                       4.71%       5.56%       5.80%          6.25%       6.62%
4.50%                       5.29%       6.25%       6.52%          7.03%       7.45%
5.00%                       5.88%       6.94%       7.25%          7.81%       8.28%
5.50%                       6.47%       7.64%       7.97%          8.59%       9.11%
6.00%                       7.06%       8.33%       8.70%          9.38%       9.93%
6.50%                       7.65%       9.03%       9.42%         10.16%      10.76%
7.00%                       8.24%       9.72%      10.14%         10.94%      11.59%
7.50%                       8.82%      10.42%      10.87%         11.72%      12.42%
8.00%                       9.41%      11.11%      11.59%         12.50%      13.25%
8.50%                      10.00%      11.81%      12.32%         13.28%      14.07%
9.00%                      10.59%      12.50%      13.04%         14.06%      14.90%

     NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT.

    PERFORMANCE COMPARISONS Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio managers' views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

MUNICIPAL BOND FUND

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o LEHMAN BROTHERS MUNICIPAL INDEX is a broad market performance benchmark for the tax-exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax.

o LEHMAN MUNICIPAL INDEX/7 YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, that were issued as part of an issuance of at least $50 million and have a maturity value of at least $3 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

BOND FUND

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Each of these indexes are rebalanced monthly by market capitalization.

LARGE CAPITALIZATION GROWTH FUND

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX covers 500 industrial, utility, transportation, and financial companies in the United States market (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

o DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index and represents approximately 90% of the total market capitalization of the Russell 3000 Index.

o RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

LARGE CAPITALIZATION GROWTH AND INCOME FUND

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX covers 500 industrial, utility, transportation, and financial companies in the United States market (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

o DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

SMALL CAPITALIZATION EQUITY FUND

      LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

o RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

o DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

      STANDARD & POOR'S MIDCAP 400 INDEX is a diversified index consisting of 400 domestic stocks chosen for market size (median market capitalization of about $1.513 billion, as of July 1997), liquidity, and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

o STANDARD & POOR'S SMALLCAP 600 INDEX is an index consisting of 600 domestic stocks chosen for market size (median market capitalization of $443 million, as of July 1997), liquidity, and industry group representation. It is a market-weighted index, with each stock affecting the index in proportion to its market value.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX covers 500 industrial, utility, transportation, and financial companies in the United States market (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

o RUSSELL MIDCAP(TM) INDEX consists of the smallest 800 securities in the Russell 1000 Index, as ranked by total market capitalization. This index captures the medium-sized universe of securities and represents approximately 35% of the Russell 1000 total market capitalization.

o SALOMON SMITH BARNEY EMERGING GROWTH INDEX is composed of companies that have between $100 million and $2 billion in market capitalization and all have earnings per share growth rates exceeding 20%; the Index is rebalanced at least once a year.

INTERNATIONAL EQUITY FUND

      LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund may quote its Lipper rating in advertising and sales literature.

      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST INDEX
   (EAFE) is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency, and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Morgan Stanley Capital International, S.A., Geneva, Switzerland.

      FT-ACTUARIES EUROPE & PACIFIC INDEX is a subindex based on the FT-Actuaries World Index, excluding Canada, Mexico, South Africa and the United States. The subindex contains approximately 1,600 securities in 20 countries.

FINANCIAL INFORMATION

   The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated November 30, 1999.

INVESTMENT RATINGS

STANDARD & POOR'S ("S&P") LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

STANDARD AND POOR'S MUNICIPAL BOND RATING DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB "or "BB" rating.

   MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATING DEFINITIONS

AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   FITCH IBCA, INC. LONG-TERM DEBT RATINGS DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

STANDARD & POOR'S COMMERCIAL PAPER RATING DEFINITIONS

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree or safety is not as high as for issues designated A-1.

   MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATING DEFINITIONS     P-1-Issuers
rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

      Leading market positions in well-established industries;

      High rates of return on funds employed;

     Conservative capitalization structures with moderate reliance on debt and ample asset protection;

     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                             FTI MUNICIPAL BOND FUND

                                  FTI BOND FUND

                      FTI LARGE CAPITALIZATION GROWTH FUND

                   FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND

                      FTI SMALL CAPITALIZATION EQUITY FUND

                          FTI INTERNATIONAL EQUITY FUND

                                    FTI FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

ADDRESSES

DISTRIBUTOR
Edgewood Services, Inc.

Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Fiduciary International, Inc.

Two World Trade Center
New York, New York 10048-0772

CUSTODIAN

Fiduciary Trust Company International

Two World Trade Center
New York, New York 10048-0772

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company

P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street
Boston, Massachusetts 02116-5072



PART C.    OTHER INFORMATION.

Item 23.    EXHIBITS:
            --------

     (a). (i) Conformed copy of Declaration of Trust of the Registrant; (1)
         (ii) Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (2)
        (iii) Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (7)
     (b)  Copy of By-Laws of the Registrant; (1)
     (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (3)
     (d). (i) Conformed copy of Investment Advisory Contract of the Registrant; (3)
         (ii) Conformed copy of Exhibit F to the Investment Advisory Contract of the Registrant; (6)
        (iii) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (6)
         (iv) Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (6)
          (v) Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (6)
     (e). (i) Conformed copy of Distributor's Contract of the Registrant; (3)
         (ii) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (6)
     (f)  Not applicable;
     (g) (i) Conformed copy of Custodian Agreement of the
         Registrant; (3) (ii) Conformed copy of Global Custody Fee
         Schedule; (5)

        (iii) Conformed copy of Domestic Custodian Fee Schedule;
     (5) (h) (i) Conformed copy of Administrative Services
     Agreement; (3)

         (ii) Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (3)
        (iii) Amendment No. 1 to Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (6)
         (iv) Conformed copy of Shareholder Services Agreement; (3)
          (v) Amendment No. 1 to Schedule A to the Shareholder Services Agreement; (6)
-----------------------------
+     All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).

(2)  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement filed December 20, 1995 (File Nos. 33-63621 and 811-7369).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed January 28, 1998 (File Nos. 33-63621 and 811-7369).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 24, 1998 (File Nos. 33-63621 and 811-7369).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed March 29, 1999 (File Nos. 33-63621 and 811-7369).

          (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (3)
          (j) Conformed copy of Consent of Independent Accountants; +
          (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (2) (m) (i) Conformed copy of Amended and
          Restated Distribution Plan; +

              (ii) Copy of 12b-1 Agreement; (3)
             (iii) Conformed copy of Amendment No. 1 to Exhibit A to the 12b-1
                   Agreement; (6)
          (n)  Not applicable;
          (o)  Conformed copy of Power of Attorney; +

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            -------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION: (1)
            ---------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            ----------------------------------------------------

            (a) For a description of the other business of the investment adviser, see the section entitled "Management of the Funds" in Part A.

                 For information as to the business, profession, vocation, and employment of a substantial nature of directors and officers of Fiduciary International, Inc., reference is made to Fiduciary International, Inc.'s current Form ADV (File No. 801-18352) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 27.    PRINCIPAL UNDERWRITERS:
            ----------------------

          (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
               Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust, WesMark Funds, WCT Funds.





---------------------
+     All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).

(2)  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement filed December 20, 1995 (File Nos. 33-63621 and 811-7369).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 24, 1998 (File Nos. 33-63621 and 811-7369).

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Lawrence Caracciolo           Director, President,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Christine Johnson             Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


            (c) Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            Pittsburgh, PA  15237-7010

Federated Services Company                  Federated Investors Tower
("Transfer Agent, Dividend                  Pittsburgh, PA 15222-3779
Disbursing Agent and Portfolio
Accountant")

Federated Administrative Services           Federated Investors Tower
("Administrator")                           Pittsburgh, PA 15222-3779

Fiduciary International, Inc.               Two World Trade Center
("Adviser")                                 New York, NY 10048-0772

Fiduciary Trust Company International       Two World Trade Center
("Custodian")                               New York, NY 10048-0772


Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FTI FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of March, 2000.

                                    FTI FUNDS

                  BY: /s/Timothy S. Johnson
                  Timothy S. Johnson, Secretary
                  Attorney in Fact for Edward C. Gonzales

                  March 30, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Timothy S. Johnson

    Timothy S. Johnson,           Attorney In Fact        March 30, 2000
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               Chairman, President,
Treasurer and Trustee
                                 (Chief Executive Officer and
                             Principal Financial and

                                  Accounting Officer)

Peter A. Aron*                    Trustee

James C. Goodfellow*              Trustee

Burton J. Greenwald*              Trustee

Kevin J. O'Donnell*               Trustee

* By Power of Attorney